STOCK COMPENSATION EXPENSE AND EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
6. STOCK COMPENSATION EXPENSE AND EARNINGS PER SHARE

During the six-month period ended June 30, 2015, no stock options, free share awards or warrants were granted by the Company.

Given the net loss for the three month and six month periods ended June 30, 2015 there were no shares considered to have a dilutive impact for earnings per share purposes